CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH EQUIVALENTS
Cash equivalents	$ 58,410	$ 491,976
Money market accounts interest rate minimum	0.10%
Money market accounts interest rate maximum	4.00%